Related party transactions (Details) $ in Thousands	12 Months Ended
	May 31, 2020 CAD ($) shares	May 31, 2019 CAD ($)
Disclosure of transactions between related parties [line items]
Salaries | $	$ 6,863	$ 5,140
Key management personnel compensation, share-based payment | $	5,037	11,854
Total Key management personnel compensation | $	$ 11,900	$ 16,994
Stock options declared	1,200,962
Achievement Of Performance
Disclosure of transactions between related parties [line items]
Number of units vested	1,127,698
Immediate Vesting
Disclosure of transactions between related parties [line items]
Number of units vested	50,000
Directors and Officers
Disclosure of transactions between related parties [line items]
Percentage of voting rights controlled by related parties	0.12%
Number of voting shares controlled by related parties	353,442
Restricted stock units declared	1,575,848
Number of other equity instruments exercisable	86,746
Other equity instruments remaining vest period	2 years
Directors and Officers | Achievement Of Performance
Disclosure of transactions between related parties [line items]
Number of units vested	543,229
Directors and Officers | Prepaid And Other Current Assets
Disclosure of transactions between related parties [line items]
Due to related party | $	$ 801
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Deferred share units,shares	165,100